Related Parties (Details Textual) $ / shares in Units, $ in Thousands	1 Months Ended			2 Months Ended	12 Months Ended
	Feb. 29, 2016 USD ($) shares	May. 31, 2015 $ / shares ₪ / shares shares	Mar. 31, 2014 $ / shares ₪ / shares shares	Feb. 29, 2016 $ / shares ₪ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares		Dec. 31, 2013 USD ($) $ / shares shares	Dec. 31, 2012 shares	Dec. 31, 2011 USD ($)	Dec. 31, 2013 ₪ / shares
Employee Stock Option [Member]
Related Party Transaction [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross | shares					271,000	360,749	[1]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | $ / shares					$ 7.21	$ 5.35	[1]
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Due to Related Parties					$ 236	$ 255
Related Party Transaction, Expenses from Transactions with Related Party					434	512		$ 34
Late Co-founder [Member]
Related Party Transaction [Line Items]
Due to Related Parties										$ 263
Debt Instrument, Description of Variable Rate Basis										LIBOR + 1%
Board of Directors Chairman [Member]
Related Party Transaction [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross | shares									241,299
Allocated Share-based Compensation Expense					0	43		$ 101
Director One [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | $ / shares								$ 0.01
Director One [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | $ / shares								$ 3.57
Director One [Member] | Employee Stock Option [Member]
Related Party Transaction [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross | shares								806,274
Allocated Share-based Compensation Expense					415	413
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value					7,800
Shares Issued, Price Per Share | ₪ / shares											₪ 0.01
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period								2 years
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date								Sep. 30, 2023
Director Two [Member] | Employee Stock Option [Member]
Related Party Transaction [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross | shares			25,749
Allocated Share-based Compensation Expense					$ 63	145
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | $ / shares			$ 3.67
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares | shares					18,593
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value					$ 285
Shares Issued, Price Per Share | ₪ / shares			$ 0.01
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date			Sep. 30, 2023
Director Two [Member] | Employee Stock Option [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | $ / shares				$ 5.94
Shares Issued, Price Per Share | ₪ / shares				$ 0.01
Director Three [Member] | Employee Stock Option [Member]
Related Party Transaction [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross | shares		160,000
Allocated Share-based Compensation Expense					$ 167
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | $ / shares		$ 5.49
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares | shares					0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value					$ 1,000
Shares Issued, Price Per Share | ₪ / shares		$ 0.01
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date		Sep. 30, 2024
Chief Medical Officer [Member]
Related Party Transaction [Line Items]
Officers' Compensation					98	91
Director [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party					$ 210	$ 165
Director [Member] | Restricted Stock Units (RSUs) [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period | shares	37,500
Director [Member] | Employee Stock Option And Restricted Stock Units [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value	$ 3,050
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	10 years
Director [Member] | Employee Stock Option [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross | shares				470,000

[1]	Retroactively adjusted to reflect the 729:1 share split, which occurred upon the consummation of the Reorganization.